Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other operating income and expenses
Schedule of detailed information about other operating income

	For the year ended December 31
(in EUR 000)	2025	2024	2023
Recoverable cash advances
Initial measurement and re-measurement	1,142	561	324
R&D incentives	236	530	1,376
Capitalization of R&D incentive	(99)	(83)	(1,005)
Net loss on disposal of property, plant and equipment and right-of-use assets	(162)	—	—
Gain on lease modification	119	—	—
Other income/(expenses)	38	—	(151)
Total other operating income	1,274	1,008	544